Stock-Based Compensation (Tables)	3 Months Ended
Mar. 31, 2025
Stock-Based Compensation [Line Items]
Schedule of Share Option Plan

The following is a summary of the status of the Company’s share option plan as of March 31, 2025:

	Three months ended
	March 31, 2025
	Number of Options	Weighted- Average Exercise price
Options outstanding as of December 31, 2024	10,569,170	$1.07
Granted during the period	511,925	$2.41
Exercised during the period	(246,513)	$0.76
Forfeited during the period	(16,563)	$2.10
Options outstanding as of March 31, 2025	10,818,019	$1.14
Options exercisable as of March 31, 2025	10,028,826	$1.02

Schedule of Information about Share Options Outstanding

The following table summarizes information about stock options outstanding as of March 31, 2025:

Outstanding as of March 31, 2025					Exercisable as of March 31, 2025
Range of exercise prices	Number outstanding	Weighted average remaining contractual term	Weighted average exercise price	Aggregate intrinsic value (U.S. dollars in thousands)	Number Exercisable	Weighted average remaining contractual term	Weighted Average exercise price	Aggregate intrinsic value (U.S. dollars in thousands)
$0.15-$0.86	9,396,260	3.70	0.80	11,652	9,348,838	3.69	0.80	11,596
$1.87	3,313	5.78	1.87	1	3,313	5.78	1.87	1
$2.10-$2.13	55,710	6.50	2.13	-	9,285	6.50	2.13	-
$2.39-$2.41	937,194	6.34	2.40	-	341,221	5.79	2.39	-
$4.99	196,625	4.80	4.99	-	141,002	4.80	4.99	-
$5.36	140,000	4.25	5.36	-	96,250	4.25	5.36	-
$7.58	85,380	3.79	7.58	-	85,380	3.79	7.58	-
$9.07	3,537	3.71	9.07	-	3,537	3.71	9.07	-

Schedule of Fair Value of Stock-Based Compensation Awards

The calculated fair value of option grants was estimated using the Black-Scholes option-pricing model with the following assumptions:

	For the three months ended on March 31, 2025	For the three months ended on March 31, 2024
Expected term	4-5	4-5
Expected volatility	59.63%-63.35%	58.56%
Expected dividend rate	0%	0%
Risk-free rate	4.34%-4.36%	3.85%-3.92%

Schedule of Classification of Stock Options Expenses

The following table presents the classification of the stock options expenses for the periods indicated:

	Three months Ended March 31
	2025	2024
	U.S. dollars in thousands
Cost of revenue	27	44
Research and development	135	223
Sales and marketing	58	249
General and administrative	163	376
Total stock-based compensation	383	892

Schedule of Company’s RSU’s

The following is a summary of the status of the Company’s RSU’s as of March 31, 2025, as well as changes during the period of nine months ended March 31, 2025:

	Number of RSUs	Weighted- Average Grant Date Fair Value
RSUs outstanding at the beginning of the year	8,827,092	$3.13
Granted during the period	4,518,634	$2.14
Vested during the period	(1,533,878)	$2.90
Forfeited during the period	(76,332)	$2.67
Outstanding at the end of the period	11,735,516	$2.79

Schedule of Classification of RSU's Expenses

The following table presents the classification of RSU’s expenses for the periods indicated:

	Three months ended March 31
	2025	2024
	U.S. dollars in thousands
Cost of revenue	223	187
Research and development	1,736	1,445
Sales and marketing	1,169	727
General and administrative	655	513
Total stock-based compensation-RSUs	3,783	2,872